Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2013
Entity Registrant Name	dei_EntityRegistrantName	THOMPSON IM FUNDS INC
Entity Central Index Key	dei_EntityCentralIndexKey	0000795264
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 28, 2013
Document Effective Date	dei_DocumentEffectiveDate	Mar 31, 2013
Prospectus Date	rr_ProspectusDate	Mar 31, 2013
Thompson LargeCap Fund (Prospectus Summary) | Thompson LargeCap Fund | Thompson LargeCap Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	THPGX
Thompson Bond Fund (Prospectus Summary) | Thompson Bond Fund | Thompson Bond Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	THOPX
Thompson MidCap Fund (Prospectus Summary) | Thompson MidCap Fund | Thompson MidCap Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	THPMX

Thompson LargeCap Fund
Thompson LargeCap Fund
Investment Objective.
The LargeCap Fund seeks a high level of long-term capital appreciation.
Fees and Expenses of the LargeCap Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the LargeCap Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Thompson LargeCap Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none
Maximum Account Fee	none
Outgoing Wire Transfer Fee	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Thompson LargeCap Fund
Management Fees		0.95%
Distribution (12b-1) Fees		none
Other Expenses		0.36%
Total Annual Fund Operating Expenses		1.31%
Fee Waivers and/or Expense Reimbursements	[1]	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.20%
[1]	The Advisor has contractually agreed to waive management fees and/or reimburse expenses incurred by the LargeCap Fund through March 31, 2014, so that the annual operating expenses of the Fund do not exceed 1.20% of its average daily net assets. This waiver/reimbursement may only be terminated by the Advisor with the consent of the Board of Directors of the Funds.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Thompson LargeCap Fund	122	404	708	1,569

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies of the Fund.

The LargeCap Fund normally invests at least 80% of its net assets plus any borrowing for investment purposes in a diversified portfolio of equity securities of large-capitalization companies that at the time of purchase fall within the capitalization ranges of companies in the S&P 500 Index, the Fund’s benchmark. Although market capitalizations are constantly changing, as of December 31, 2012, the smallest company in the S&P 500 Index had a market capitalization of $1.45 billion.  The Fund’s equity investments included within this 80% may include common stocks, American Depositary Receipts (ADRs), and real estate investment trusts (REITs). Although current income is not its primary objective, the LargeCap Fund anticipates that capital growth will be accompanied by growth through dividend income.

We invest in equity securities that possess most of the following characteristics:

•	Leading market positions
•	High barriers to entry and other competitive or technological advantages
•	High returns on equity and assets
•	Good growth prospects
•	Strong management
•	Relatively low debt burdens

We also generally seek to identify investment opportunities in equity securities of companies that we believe have above-average potential for earnings and dividend growth.

To achieve a better risk-adjusted return on its equity investments, the LargeCap Fund invests in a diversified portfolio of companies, including companies from a blend of industries and style classes. We believe that holding a diverse group of stocks will provide competitive returns under different market environments relative to more narrow investment styles. Our flexible approach to equity investing enables us to adapt to changing market trends and conditions and to invest wherever we believe opportunity exists.

Principal Risks of Investing in the Fund.

Like all investments, an investment in the LargeCap Fund is subject to risks, and you could lose money investing in the Fund. The Fund could fail to achieve its investment objective. The LargeCap Fund is suitable if you are looking for capital appreciation by investing in a diverse group of large-sized companies and have a long-term perspective.

An investment in the LargeCap Fund typically is subject to the following principal risks:

Market Risk. It is possible that the Fund’s share price and total return may decline as a result of a decline in the value of its portfolio of equity securities. The equity securities in which the LargeCap Fund invests fluctuate in value due to changes in the securities markets, general economic conditions and factors that particularly affect the issuers of these stocks and their industries.

Large Cap Risk. Companies having large capitalizations tend to be more mature than smaller-capitalization stocks. As a result, these types of companies may have fewer opportunities to grow relative to the economy as a whole.

Smaller Cap Risk. Companies having medium and smaller capitalizations are subject to greater price volatility than stocks of large companies and may have lower trading volume and less market liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or services markets, fewer financial resources and less competitive strength than larger companies.

Style Risk. From time to time we may prefer a certain investment style, such as a growth style or value style, that may underperform and/or be more volatile than other investment styles or the stock markets generally during these periods.

Active Management Risk. Our selection of securities for the LargeCap Fund may not perform as well as expected when those securities were purchased or as well as the securities markets generally.

Depositary Receipts Risk. American Depositary Receipts (“ADRs”) are subject to some extent to the risks associated with directly investing in securities of foreign issuers, including the risk of changes in currency exchange rates, expropriation or nationalization of assets, and the impact of political, diplomatic, or social events.

Real Estate Investment Trusts. Real Estate Investment Trusts (“REITs”) depend on specialized management skills and may have limited diversification and smaller market capitalizations.

Please see page 19 of the Prospectus for detailed information about the risks described above.
Past Performance.
The bar chart and table below provide some indication of the risks of investing in the LargeCap Fund by showing how the Fund’s total returns before taxes have varied from year to year and how the Fund’s average annual total returns (both before and after taxes) for one, five and ten years compare to a broad measure of market performance. As with all mutual funds, the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

LargeCap Fund Calendar Year Total Returns

The Fund’s highest/lowest quarterly results during this period were:
Highest:	23.81%	(quarter ended 6/30/03)
Lowest:	-24.68%	(quarter ended 12/31/08)

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
Thompson LargeCap Fund	Return Before Taxes	17.06%	(1.68%)	2.84%
Thompson LargeCap Fund After Taxes on Distributions	Return After Taxes on Distributions	16.96%	(1.75%)	2.42%
Thompson LargeCap Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	11.22%	(1.43%)	2.47%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 31, 2013
Thompson LargeCap Fund (Prospectus Summary) | Thompson LargeCap Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Thompson LargeCap Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The LargeCap Fund seeks a high level of long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the LargeCap Fund.
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the LargeCap Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The LargeCap Fund normally invests at least 80% of its net assets plus any borrowing for investment purposes in a diversified portfolio of equity securities of large-capitalization companies that at the time of purchase fall within the capitalization ranges of companies in the S&P 500 Index, the Fund’s benchmark. Although market capitalizations are constantly changing, as of December 31, 2012, the smallest company in the S&P 500 Index had a market capitalization of $1.45 billion.  The Fund’s equity investments included within this 80% may include common stocks, American Depositary Receipts (ADRs), and real estate investment trusts (REITs). Although current income is not its primary objective, the LargeCap Fund anticipates that capital growth will be accompanied by growth through dividend income.

We invest in equity securities that possess most of the following characteristics:

•	Leading market positions
•	High barriers to entry and other competitive or technological advantages
•	High returns on equity and assets
•	Good growth prospects
•	Strong management
•	Relatively low debt burdens

We also generally seek to identify investment opportunities in equity securities of companies that we believe have above-average potential for earnings and dividend growth.

To achieve a better risk-adjusted return on its equity investments, the LargeCap Fund invests in a diversified portfolio of companies, including companies from a blend of industries and style classes. We believe that holding a diverse group of stocks will provide competitive returns under different market environments relative to more narrow investment styles. Our flexible approach to equity investing enables us to adapt to changing market trends and conditions and to invest wherever we believe opportunity exists.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk, Narrative	rr_RiskNarrativeTextBlock

Like all investments, an investment in the LargeCap Fund is subject to risks, and you could lose money investing in the Fund. The Fund could fail to achieve its investment objective. The LargeCap Fund is suitable if you are looking for capital appreciation by investing in a diverse group of large-sized companies and have a long-term perspective.

An investment in the LargeCap Fund typically is subject to the following principal risks:

Market Risk. It is possible that the Fund’s share price and total return may decline as a result of a decline in the value of its portfolio of equity securities. The equity securities in which the LargeCap Fund invests fluctuate in value due to changes in the securities markets, general economic conditions and factors that particularly affect the issuers of these stocks and their industries.

Large Cap Risk. Companies having large capitalizations tend to be more mature than smaller-capitalization stocks. As a result, these types of companies may have fewer opportunities to grow relative to the economy as a whole.

Smaller Cap Risk. Companies having medium and smaller capitalizations are subject to greater price volatility than stocks of large companies and may have lower trading volume and less market liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or services markets, fewer financial resources and less competitive strength than larger companies.

Style Risk. From time to time we may prefer a certain investment style, such as a growth style or value style, that may underperform and/or be more volatile than other investment styles or the stock markets generally during these periods.

Active Management Risk. Our selection of securities for the LargeCap Fund may not perform as well as expected when those securities were purchased or as well as the securities markets generally.

Depositary Receipts Risk. American Depositary Receipts (“ADRs”) are subject to some extent to the risks associated with directly investing in securities of foreign issuers, including the risk of changes in currency exchange rates, expropriation or nationalization of assets, and the impact of political, diplomatic, or social events.

Real Estate Investment Trusts. Real Estate Investment Trusts (“REITs”) depend on specialized management skills and may have limited diversification and smaller market capitalizations.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Please see page 19 of the Prospectus for detailed information about the risks described above.
Risk, Lose Money	rr_RiskLoseMoney	Like all investments, an investment in the LargeCap Fund is subject to risks, and you could lose money investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the LargeCap Fund by showing how the Fund’s total returns before taxes have varied from year to year and how the Fund’s average annual total returns (both before and after taxes) for one, five and ten years compare to a broad measure of market performance. As with all mutual funds, the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and table below provide some indication of the risks of investing in the LargeCap Fund by showing how the Fund’s total returns before taxes have varied from year to year and how the Fund’s average annual total returns (both before and after taxes) for one, five and ten years compare to a broad measure of market performance.

Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	LargeCap Fund Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock	The Fund’s highest/lowest quarterly results during this period were:
Highest:	23.81%	(quarter ended 6/30/03)
Lowest:	-24.68%	(quarter ended 12/31/08)

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2012)
Thompson LargeCap Fund (Prospectus Summary) | Thompson LargeCap Fund | Thompson LargeCap Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Outgoing Wire Transfer Fee	rr_ShareholderFeeOther	15
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.20%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	404
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	708
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,569
Annual Return 2003	rr_AnnualReturn2003	31.86%
Annual Return 2004	rr_AnnualReturn2004	4.14%
Annual Return 2005	rr_AnnualReturn2005	(2.41%)
Annual Return 2006	rr_AnnualReturn2006	14.96%
Annual Return 2007	rr_AnnualReturn2007	(6.58%)
Annual Return 2008	rr_AnnualReturn2008	(47.66%)
Annual Return 2009	rr_AnnualReturn2009	37.61%
Annual Return 2010	rr_AnnualReturn2010	13.52%
Annual Return 2011	rr_AnnualReturn2011	(3.98%)
Annual Return 2012	rr_AnnualReturn2012	17.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.68%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	17.06%
5 Years	rr_AverageAnnualReturnYear05	(1.68%)
10 Years	rr_AverageAnnualReturnYear10	2.84%
Thompson LargeCap Fund (Prospectus Summary) | Thompson LargeCap Fund | After Taxes on Distributions | Thompson LargeCap Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	16.96%
5 Years	rr_AverageAnnualReturnYear05	(1.75%)
10 Years	rr_AverageAnnualReturnYear10	2.42%
Thompson LargeCap Fund (Prospectus Summary) | Thompson LargeCap Fund | After Taxes on Distributions and Sales | Thompson LargeCap Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	11.22%
5 Years	rr_AverageAnnualReturnYear05	(1.43%)
10 Years	rr_AverageAnnualReturnYear10	2.47%
Thompson LargeCap Fund (Prospectus Summary) | Thompson LargeCap Fund | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%

[1]	The Advisor has contractually agreed to waive management fees and/or reimburse expenses incurred by the LargeCap Fund through March 31, 2014, so that the annual operating expenses of the Fund do not exceed 1.20% of its average daily net assets. This waiver/reimbursement may only be terminated by the Advisor with the consent of the Board of Directors of the Funds.

Thompson MidCap Fund (Prospectus Summary) | Thompson MidCap Fund
Thompson MidCap Fund
Investment Objective.
The MidCap Fund seeks a high level of long-term capital appreciation by investing in securities of medium-sized companies.
Fees and Expenses of the MidCap Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the MidCap Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Thompson MidCap Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none
Maximum Account Fee	none
Outgoing Wire Transfer Fee	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Thompson MidCap Fund
Management Fees		1.00%
Distribution (12b-1) Fees		none
Other Expenses		0.83%
Total Annual Fund Operating Expenses		1.83%
Fee Waivers and/or Expense Reimbursements	[1]	(0.53%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.30%
[1]	The Advisor has contractually agreed to waive management fees and/or reimburse expenses incurred by the MidCap Fund through March 31, 2014, so that the annual operating expenses of the Fund do not exceed 1.30% of its average daily net assets. This waiver/reimbursement may only be terminated by the Advisor with the consent of the Board of Directors of the Funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Thompson MidCap Fund	132	524	941	2,104

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies of the Fund.

The MidCap Fund normally invests at least 80% of its net assets plus any borrowing for investment purposes in a diversified portfolio of equity securities of medium-sized companies that at the time of purchase fall within the 12-month average of the capitalization ranges of stocks in the Russell Midcap Index, the Fund’s benchmark. Although market capitalizations are constantly changing, as of December 31, 2012, the Russell Midcap Index included companies with market capitalizations between $313 million and $25 billion. The Fund’s equity investments included within this 80% may include common stocks, American Depositary Receipts (ADRs), and real estate investment trusts (REITs).

We invest in equity securities that possess most of the following characteristics:

•	Strong market positions
•	High barriers to entry and other competitive or technological advantages
•	High returns on equity and assets
•	Good growth prospects
•	Strong management
•	Relatively low debt burdens

We also generally seek to identify investment opportunities in equity securities of companies that we believe have above-average potential for earnings and dividend growth.

To achieve a better risk-adjusted return on its equity investments, the MidCap Fund invests in a diversified portfolio of companies, including companies from a blend of industries and style classes. We believe that holding a diverse group of stocks will provide competitive returns under different market environments relative to more narrow investment styles. Our flexible approach to equity investing enables us to adapt to changing market trends and conditions and to invest wherever we believe opportunity exists.

Principal Risks of Investing in the Fund.

Like all investments, an investment in the MidCap Fund is subject to risks, and you could lose money investing in the Fund. The Fund could fail to achieve its investment objective. The MidCap Fund is suitable if you are looking for capital appreciation by investing in a diverse group of medium-sized companies and have a long-term perspective.

An investment in the MidCap Fund typically is subject to the following principal risks:

Market Risk. It is possible that the Fund’s share price and total return may decline as a result of a decline in the value of its portfolio of equity securities. The equity securities in which the MidCap Fund invests fluctuate in value due to changes in the securities markets, general economic conditions and factors that particularly affect the issuers of these securities and their industries.

Midcap Risk. The medium-sized companies in which the MidCap Fund invests often have greater price volatility, lower trading volume and less liquidity than larger, more-established companies. As a class, medium-sized companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or services markets, fewer financial resources and less competitive strength than larger companies.

Style Risk. From time to time, we may prefer a certain investment style, such as a growth style or value style, that may underperform and/or be more volatile than other investment styles or than the stock markets generally during these periods.

Active Management Risk. Our selection of securities for the MidCap Fund may not perform as well as expected when those securities were purchased or as well as the securities markets generally.

Depositary Receipts Risk. American Depositary Receipts (“ADRs”) are subject to some extent to the risks associated with directly investing in securities of foreign issuers, including the risk of changes in currency exchange rates, expropriation or nationalization of assets, and the impact of political, diplomatic, or social events.

Real Estate Investment Trusts. Real Estate Investment Trusts (“REITs”) depend on specialized management skills and may have limited diversification and smaller market capitalizations.

Please see page 19 of the Prospectus for detailed information about the risks described above.
Past Performance.
The bar chart and table below provide some indication of the risks of investing in the MidCap Fund by showing how the Fund’s total returns before taxes have varied from year to year and how the Fund’s average annual total returns (both before and after taxes) for the one-year and life-of-fund periods compare to a broad measure of market performance. As with all mutual funds, the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

MidCap Fund Calendar Year Total Returns

The Fund’s highest/lowest quarterly results during this period were:
Highest:	23.63%	(quarter ended 6/30/09)
Lowest:	-19.48%	(quarter ended 9/30/11)

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns	Label	1 Year	Since Inception	Inception Date
Thompson MidCap Fund	Return Before Taxes	17.51%	7.03%	Mar 31, 2008
Thompson MidCap Fund After Taxes on Distributions	Return After Taxes on Distributions	16.06%	6.10%	Mar 31, 2008
Thompson MidCap Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	13.35%	5.95%	Mar 31, 2008
Russell Midcap Index	Russell Midcap Index (reflects no deduction for fees, expenses, or taxes)	17.28%	6.07%	Mar 31, 2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 31, 2013
Thompson MidCap Fund (Prospectus Summary) | Thompson MidCap Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Thompson MidCap Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The MidCap Fund seeks a high level of long-term capital appreciation by investing in securities of medium-sized companies.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the MidCap Fund.
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the MidCap Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The MidCap Fund normally invests at least 80% of its net assets plus any borrowing for investment purposes in a diversified portfolio of equity securities of medium-sized companies that at the time of purchase fall within the 12-month average of the capitalization ranges of stocks in the Russell Midcap Index, the Fund’s benchmark. Although market capitalizations are constantly changing, as of December 31, 2012, the Russell Midcap Index included companies with market capitalizations between $313 million and $25 billion. The Fund’s equity investments included within this 80% may include common stocks, American Depositary Receipts (ADRs), and real estate investment trusts (REITs).

We invest in equity securities that possess most of the following characteristics:

•	Strong market positions
•	High barriers to entry and other competitive or technological advantages
•	High returns on equity and assets
•	Good growth prospects
•	Strong management
•	Relatively low debt burdens

We also generally seek to identify investment opportunities in equity securities of companies that we believe have above-average potential for earnings and dividend growth.

To achieve a better risk-adjusted return on its equity investments, the MidCap Fund invests in a diversified portfolio of companies, including companies from a blend of industries and style classes. We believe that holding a diverse group of stocks will provide competitive returns under different market environments relative to more narrow investment styles. Our flexible approach to equity investing enables us to adapt to changing market trends and conditions and to invest wherever we believe opportunity exists.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk, Narrative	rr_RiskNarrativeTextBlock

Like all investments, an investment in the MidCap Fund is subject to risks, and you could lose money investing in the Fund. The Fund could fail to achieve its investment objective. The MidCap Fund is suitable if you are looking for capital appreciation by investing in a diverse group of medium-sized companies and have a long-term perspective.

An investment in the MidCap Fund typically is subject to the following principal risks:

Market Risk. It is possible that the Fund’s share price and total return may decline as a result of a decline in the value of its portfolio of equity securities. The equity securities in which the MidCap Fund invests fluctuate in value due to changes in the securities markets, general economic conditions and factors that particularly affect the issuers of these securities and their industries.

Midcap Risk. The medium-sized companies in which the MidCap Fund invests often have greater price volatility, lower trading volume and less liquidity than larger, more-established companies. As a class, medium-sized companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or services markets, fewer financial resources and less competitive strength than larger companies.

Style Risk. From time to time, we may prefer a certain investment style, such as a growth style or value style, that may underperform and/or be more volatile than other investment styles or than the stock markets generally during these periods.

Active Management Risk. Our selection of securities for the MidCap Fund may not perform as well as expected when those securities were purchased or as well as the securities markets generally.

Depositary Receipts Risk. American Depositary Receipts (“ADRs”) are subject to some extent to the risks associated with directly investing in securities of foreign issuers, including the risk of changes in currency exchange rates, expropriation or nationalization of assets, and the impact of political, diplomatic, or social events.

Real Estate Investment Trusts. Real Estate Investment Trusts (“REITs”) depend on specialized management skills and may have limited diversification and smaller market capitalizations.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Please see page 19 of the Prospectus for detailed information about the risks described above.
Risk, Lose Money	rr_RiskLoseMoney	Like all investments, an investment in the MidCap Fund is subject to risks, and you could lose money investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the MidCap Fund by showing how the Fund’s total returns before taxes have varied from year to year and how the Fund’s average annual total returns (both before and after taxes) for the one-year and life-of-fund periods compare to a broad measure of market performance. As with all mutual funds, the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and table below provide some indication of the risks of investing in the MidCap Fund by showing how the Fund’s total returns before taxes have varied from year to year and how the Fund’s average annual total returns (both before and after taxes) for the one-year and life-of-fund periods compare to a broad measure of market performance.

Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	MidCap Fund Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock	The Fund’s highest/lowest quarterly results during this period were:
Highest:	23.63%	(quarter ended 6/30/09)
Lowest:	-19.48%	(quarter ended 9/30/11)

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2012)
Thompson MidCap Fund (Prospectus Summary) | Thompson MidCap Fund | Thompson MidCap Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Outgoing Wire Transfer Fee	rr_ShareholderFeeOther	15
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.83%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.30%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	524
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	941
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,104
Annual Return 2009	rr_AnnualReturn2009	46.91%
Annual Return 2010	rr_AnnualReturn2010	25.59%
Annual Return 2011	rr_AnnualReturn2011	(5.71%)
Annual Return 2012	rr_AnnualReturn2012	17.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.48%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	17.51%
Since Inception	rr_AverageAnnualReturnSinceInception	7.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
Thompson MidCap Fund (Prospectus Summary) | Thompson MidCap Fund | After Taxes on Distributions | Thompson MidCap Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	16.06%
Since Inception	rr_AverageAnnualReturnSinceInception	6.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
Thompson MidCap Fund (Prospectus Summary) | Thompson MidCap Fund | After Taxes on Distributions and Sales | Thompson MidCap Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	13.35%
Since Inception	rr_AverageAnnualReturnSinceInception	5.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
Thompson MidCap Fund (Prospectus Summary) | Thompson MidCap Fund | Russell Midcap Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Midcap Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	17.28%
Since Inception	rr_AverageAnnualReturnSinceInception	6.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008

[1]	The Advisor has contractually agreed to waive management fees and/or reimburse expenses incurred by the MidCap Fund through March 31, 2014, so that the annual operating expenses of the Fund do not exceed 1.30% of its average daily net assets. This waiver/reimbursement may only be terminated by the Advisor with the consent of the Board of Directors of the Funds.

Thompson Bond Fund (Prospectus Summary) | Thompson Bond Fund
Thompson Bond Fund
Investment Objective.
The Bond Fund seeks a high level of current income while preserving capital.
Fees and Expenses of the Bond Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Bond Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Thompson Bond Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none
Maximum Account Fee	none
Outgoing Wire Transfer Fee	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Thompson Bond Fund
Management Fees	0.60%
Distribution (12b-1) Fees	none
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.78%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Thompson Bond Fund	80	249	433	966

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Bond Fund normally invests at least 80% of its net assets plus any borrowing for investment purposes in a diversified portfolio of bonds, including corporate bonds of domestic issuers and of foreign issuers payable in U.S. dollars, short-term debt instruments, mortgage- and asset-related securities, bonds of foreign government issuers (including its agencies and instrumentalities) payable in U.S. dollars, and U.S. Treasury securities and other debt securities issued or guaranteed by the U.S. Government (including its agencies and instrumentalities). Although the Bond Fund invests primarily in investment-grade debt securities (i.e., those rated in the four highest rating categories by S&P or Moody’s), it may invest up to 10% of its net assets in bonds rated below investment grade (commonly referred to as “junk” or “high-yield” bonds). In the aggregate, these below-investment-grade bonds, along with the other bonds in the Fund’s portfolio, will comprise at least 80% of the Fund’s net assets plus any borrowing for investment purposes. The Bond Fund may invest up to 20% of its net assets in other non-debt securities, which include convertible bonds, common stocks and variable-rate demand notes. The dollar-weighted average portfolio maturity of the Bond Fund will normally not exceed 10 years. The Bond Fund does not purchase securities with a view to rapid turnover.

Principal Risks of Investing in the Fund.

Like all investments, an investment in the Bond Fund is subject to risks, and you could lose money investing in the Fund. The Fund could fail to achieve its investment objective. The Bond Fund is suitable if you are looking for current income through investment-grade debt securities.

An investment in the Bond Fund typically is subject to the following principal risks:

Market Risk. The share price, total return and yield of the Bond Fund will fluctuate depending on changes in the fair market value and yields of the bonds in the Fund’s portfolio.

Interest-Rate Risk. The value of bonds is affected primarily by changes in interest rates, average maturities and the investment and credit quality of the securities. A bond’s fair market value increases or decreases in order to adjust its yield to current interest rate levels. A bond’s yield reflects the bond’s fixed annual interest as a percentage of its current price. Therefore, bond prices generally move in the opposite direction of interest rates and movements in interest rates typically have a greater effect on prices of longer-term bonds than on those with shorter maturities. Changes in prevailing interest rates will also affect the yield on shares of the Bond Fund. Interest-rate fluctuations, however, will not affect the income received by the Bond Fund from its existing portfolio of fixed-income securities (other than from variable-rate securities).

Credit Risk. The Bond Fund is subject to credit risk, which is the risk that the issuers of the bonds in which the Fund invests may default on interest and/or principal payments. The creditworthiness of an issuer could deteriorate because of developments affecting the issuer uniquely, industry developments or general economic conditions. Such deterioration increases the risk of default and would likely cause a decline in the bond’s value.

Active Management Risk. The selection of securities for the Bond Fund may not perform as well as expected when those securities were purchased or as well as the bond markets generally. The selection of securities for the Fund may be more or less heavily allocated to some types of securities, such as corporate bonds, agency bonds, or Treasury bonds, than the Fund’s benchmark, which may cause the Fund’s performance and/or risk profile to differ significantly from its benchmark.

Junk-Bond Risk. Because it can invest up to 10% of its net assets in bonds rated below investment grade (commonly referred to as “junk” or “high-yield” bonds), the Bond Fund is subject to junk-bond risk. Junk bonds are considered speculative with regard to the issuer’s capacity to pay interest and repay principal. Such bonds are subject to possible risk of issuer default or bankruptcy, lack of liquidity and sensitivity to adverse economic events or developments specific to the issuer.

Prepayment Risk. Certain of the bonds held by the Bond Fund (particularly mortgage-related securities) may be prepaid prior to their scheduled maturity dates. Prepayment is likely during periods of falling interest rates. Risk of prepayment generally affects the price and yield of a bond and their volatility because prepayment shortens the life of the bond and thus the expected interest payments from that bond. Prepayment will also require the Bond Fund to reinvest the proceeds in other securities, usually at lower rates and yields.

Foreign Issuer Risk. Some foreign issuers are subject to less stringent and less uniform regulatory, financial reporting, and accounting standards and practices than U.S. issuers. Bonds of foreign issuers are generally less liquid than those of U.S. issuers, and evidence of the Fund’s ownership of bonds may be uncertain in many foreign countries. Bonds of foreign issuers in some countries may be subject to expropriation or confiscatory taxation or affected by political or social instability, war, terrorism, nationalization, or limitations on the removal of funds or other assets.

Convertible Debt Risk. Convertible debt securities will typically be classified as subordinated debt and, therefore, are more risky than unsubordinated debt.  Subordinated debt holders are lower in the hierarchy as far as principal repayment during times of distress for the issuer.  Holders of convertible debt receive substantially lower yields to maturity in comparison to the non-convertible equivalent.

Common Stock Risk. Common stocks fluctuate in value for various reasons, including changes in the equities markets, general economic or political changes, interest-rate changes and factors particularly affecting the issues of stocks and their industries.

Please see page 19 of the Prospectus for detailed information about the risks described above.
Past Performance.
The bar chart and table below provide some indication of the risks of investing in the Bond Fund by showing how the Fund’s total returns before taxes have varied from year to year and how the Fund’s average annual total returns (both before and after taxes) for one, five and ten years compare to the Fund’s benchmark index. As with all mutual funds, the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Bond Fund Calendar Year Total Returns

The Fund’s highest/lowest quarterly results during this period were:
Highest:	15.07% (quarter ended 6/30/09)
Lowest:	-9.87% (quarter ended 9/30/08)

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
Thompson Bond Fund	Return Before Taxes	9.34%	8.12%	6.81%
Thompson Bond Fund After Taxes on Distributions	Return After Taxes on Distributions	8.03%	6.36%	5.05%
Thompson Bond Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	6.08%	5.94%	4.83%
Barclays U.S. Govt.Credit 1-5 Year Index	Barclays U.S. Govt./Credit 1-5 year Index (reflects no deductions for fees, expenses or taxes)	2.24%	3.83%	3.72%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Bond Fund’s annualized yield for the 30 days ended December 31, 2012 was 2.53%. For current yield information, please call 1-800-999-0887 or visit our website at www.thompsonim.com.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 31, 2013
Thompson Bond Fund (Prospectus Summary) | Thompson Bond Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Thompson Bond Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Bond Fund seeks a high level of current income while preserving capital.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Bond Fund.
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Bond Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Bond Fund normally invests at least 80% of its net assets plus any borrowing for investment purposes in a diversified portfolio of bonds, including corporate bonds of domestic issuers and of foreign issuers payable in U.S. dollars, short-term debt instruments, mortgage- and asset-related securities, bonds of foreign government issuers (including its agencies and instrumentalities) payable in U.S. dollars, and U.S. Treasury securities and other debt securities issued or guaranteed by the U.S. Government (including its agencies and instrumentalities). Although the Bond Fund invests primarily in investment-grade debt securities (i.e., those rated in the four highest rating categories by S&P or Moody’s), it may invest up to 10% of its net assets in bonds rated below investment grade (commonly referred to as “junk” or “high-yield” bonds). In the aggregate, these below-investment-grade bonds, along with the other bonds in the Fund’s portfolio, will comprise at least 80% of the Fund’s net assets plus any borrowing for investment purposes. The Bond Fund may invest up to 20% of its net assets in other non-debt securities, which include convertible bonds, common stocks and variable-rate demand notes. The dollar-weighted average portfolio maturity of the Bond Fund will normally not exceed 10 years. The Bond Fund does not purchase securities with a view to rapid turnover.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk, Narrative	rr_RiskNarrativeTextBlock

Like all investments, an investment in the Bond Fund is subject to risks, and you could lose money investing in the Fund. The Fund could fail to achieve its investment objective. The Bond Fund is suitable if you are looking for current income through investment-grade debt securities.

An investment in the Bond Fund typically is subject to the following principal risks:

Market Risk. The share price, total return and yield of the Bond Fund will fluctuate depending on changes in the fair market value and yields of the bonds in the Fund’s portfolio.

Interest-Rate Risk. The value of bonds is affected primarily by changes in interest rates, average maturities and the investment and credit quality of the securities. A bond’s fair market value increases or decreases in order to adjust its yield to current interest rate levels. A bond’s yield reflects the bond’s fixed annual interest as a percentage of its current price. Therefore, bond prices generally move in the opposite direction of interest rates and movements in interest rates typically have a greater effect on prices of longer-term bonds than on those with shorter maturities. Changes in prevailing interest rates will also affect the yield on shares of the Bond Fund. Interest-rate fluctuations, however, will not affect the income received by the Bond Fund from its existing portfolio of fixed-income securities (other than from variable-rate securities).

Credit Risk. The Bond Fund is subject to credit risk, which is the risk that the issuers of the bonds in which the Fund invests may default on interest and/or principal payments. The creditworthiness of an issuer could deteriorate because of developments affecting the issuer uniquely, industry developments or general economic conditions. Such deterioration increases the risk of default and would likely cause a decline in the bond’s value.

Active Management Risk. The selection of securities for the Bond Fund may not perform as well as expected when those securities were purchased or as well as the bond markets generally. The selection of securities for the Fund may be more or less heavily allocated to some types of securities, such as corporate bonds, agency bonds, or Treasury bonds, than the Fund’s benchmark, which may cause the Fund’s performance and/or risk profile to differ significantly from its benchmark.

Junk-Bond Risk. Because it can invest up to 10% of its net assets in bonds rated below investment grade (commonly referred to as “junk” or “high-yield” bonds), the Bond Fund is subject to junk-bond risk. Junk bonds are considered speculative with regard to the issuer’s capacity to pay interest and repay principal. Such bonds are subject to possible risk of issuer default or bankruptcy, lack of liquidity and sensitivity to adverse economic events or developments specific to the issuer.

Prepayment Risk. Certain of the bonds held by the Bond Fund (particularly mortgage-related securities) may be prepaid prior to their scheduled maturity dates. Prepayment is likely during periods of falling interest rates. Risk of prepayment generally affects the price and yield of a bond and their volatility because prepayment shortens the life of the bond and thus the expected interest payments from that bond. Prepayment will also require the Bond Fund to reinvest the proceeds in other securities, usually at lower rates and yields.

Foreign Issuer Risk. Some foreign issuers are subject to less stringent and less uniform regulatory, financial reporting, and accounting standards and practices than U.S. issuers. Bonds of foreign issuers are generally less liquid than those of U.S. issuers, and evidence of the Fund’s ownership of bonds may be uncertain in many foreign countries. Bonds of foreign issuers in some countries may be subject to expropriation or confiscatory taxation or affected by political or social instability, war, terrorism, nationalization, or limitations on the removal of funds or other assets.

Convertible Debt Risk. Convertible debt securities will typically be classified as subordinated debt and, therefore, are more risky than unsubordinated debt.  Subordinated debt holders are lower in the hierarchy as far as principal repayment during times of distress for the issuer.  Holders of convertible debt receive substantially lower yields to maturity in comparison to the non-convertible equivalent.

Common Stock Risk. Common stocks fluctuate in value for various reasons, including changes in the equities markets, general economic or political changes, interest-rate changes and factors particularly affecting the issues of stocks and their industries.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Please see page 19 of the Prospectus for detailed information about the risks described above.
Risk, Lose Money	rr_RiskLoseMoney	Like all investments, an investment in the Bond Fund is subject to risks, and you could lose money investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Bond Fund by showing how the Fund’s total returns before taxes have varied from year to year and how the Fund’s average annual total returns (both before and after taxes) for one, five and ten years compare to the Fund’s benchmark index. As with all mutual funds, the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and table below provide some indication of the risks of investing in the Bond Fund by showing how the Fund’s total returns before taxes have varied from year to year and how the Fund’s average annual total returns (both before and after taxes) for one, five and ten years compare to the Fund’s benchmark index.

Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Bond Fund Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock	The Fund’s highest/lowest quarterly results during this period were:
Highest:	15.07% (quarter ended 6/30/09)
Lowest:	-9.87% (quarter ended 9/30/08)

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Bond Fund’s annualized yield for the 30 days ended December 31, 2012 was 2.53%. For current yield information, please call 1-800-999-0887 or visit our website at www.thompsonim.com.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2012)
Thirty Day Yield Caption	rr_ThirtyDayYieldCaption	The Bond Fund’s annualized yield for the 30 days ended December 31, 2012 was 2.53%. For current yield information, please call 1-800-999-0887 or visit our website at www.thompsonim.com.
Thirty Day Yield Phone	rr_ThirtyDayYieldPhone	1-800-999-0887
Thirty Day Yield	rr_ThirtyDayYield	2.53%
Thompson Bond Fund (Prospectus Summary) | Thompson Bond Fund | Thompson Bond Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Outgoing Wire Transfer Fee	rr_ShareholderFeeOther	15
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	80
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	249
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	433
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	966
Annual Return 2003	rr_AnnualReturn2003	13.61%
Annual Return 2004	rr_AnnualReturn2004	3.14%
Annual Return 2005	rr_AnnualReturn2005	(0.06%)
Annual Return 2006	rr_AnnualReturn2006	5.70%
Annual Return 2007	rr_AnnualReturn2007	5.67%
Annual Return 2008	rr_AnnualReturn2008	(2.10%)
Annual Return 2009	rr_AnnualReturn2009	24.83%
Annual Return 2010	rr_AnnualReturn2010	7.31%
Annual Return 2011	rr_AnnualReturn2011	3.04%
Annual Return 2012	rr_AnnualReturn2012	9.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.87%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.34%
5 Years	rr_AverageAnnualReturnYear05	8.12%
10 Years	rr_AverageAnnualReturnYear10	6.81%
Thompson Bond Fund (Prospectus Summary) | Thompson Bond Fund | After Taxes on Distributions | Thompson Bond Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	8.03%
5 Years	rr_AverageAnnualReturnYear05	6.36%
10 Years	rr_AverageAnnualReturnYear10	5.05%
Thompson Bond Fund (Prospectus Summary) | Thompson Bond Fund | After Taxes on Distributions and Sales | Thompson Bond Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	6.08%
5 Years	rr_AverageAnnualReturnYear05	5.94%
10 Years	rr_AverageAnnualReturnYear10	4.83%
Thompson Bond Fund (Prospectus Summary) | Thompson Bond Fund | Barclays U.S. Govt.Credit 1-5 Year Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Govt./Credit 1-5 year Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.24%
5 Years	rr_AverageAnnualReturnYear05	3.83%
10 Years	rr_AverageAnnualReturnYear10	3.72%